Schedule of Investments (unaudited)	iShares® MSCI Europe Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 2.0%
Agrana Beteiligungs AG	1,176	$22,094
ams-OSRAM AG(a)	27,341	188,819
ANDRITZ AG	6,821	442,995
AT&S Austria Technologie & Systemtechnik AG	2,557	78,192
BAWAG Group AG(b)	8,566	417,798
CA Immobilien Anlagen AG(a)	4,319	125,301
DO & CO AG(a)	695	81,405
EVN AG(c)	3,709	89,388
IMMOFINANZ AG(a)(c)	3,359	54,877
Kontron AG(c)	4,435	85,824
Lenzing AG(a)(c)	1,348	88,220
Oesterreichische Post AG(c)	3,448	132,821
Palfinger AG	1,501	49,352
Porr AG	1,725	26,345
Raiffeisen Bank International AG(a)	15,114	232,177
Schoeller-Bleckmann Oilfield Equipment AG	1,052	66,073
Semperit AG Holding	1,062	27,910
UNIQA Insurance Group AG	12,310	110,454
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,936	115,809
Wienerberger AG	11,277	339,717
		2,775,571
Belgium — 2.9%
Ackermans & van Haaren NV	2,361	415,289
Aedifica SA	4,049	338,221
AGFA-Gevaert NV(a)	13,166	36,956
Barco NV	7,042	205,663
Bekaert SA	3,578	166,571
bpost SA	9,670	47,576
Cofinimmo SA	3,066	292,909
Deme Group NV(a)	760	100,566
Econocom Group SA/NV	9,760	33,500
Etablissements Franz Colruyt NV(c)	5,444	151,222
Euronav NV	17,713	303,438
Exmar NV	3,269	42,793
Fagron	7,026	130,602
Galapagos NV(a)(c)	4,675	181,387
Immobel SA	430	21,453
Intervest Offices & Warehouses NV	2,265	46,771
Ion Beam Applications	2,185	40,015
KBC Ancora	3,582	172,395
Kinepolis Group NV(a)	1,374	69,542
Melexis NV	2,034	193,891
Montea NV	1,280	112,145
Ontex Group NV(a)	6,579	56,429
Proximus SADP	15,225	129,787
Recticel SA	4,166	59,384
Retail Estates NV	1,087	80,534
Telenet Group Holding NV	4,638	107,586
Tessenderlo Group SA(a)	2,556	84,696
VGP NV	1,206	126,256
X-Fab Silicon Foundries SE(a)(b)(c)	5,827	49,631
Xior Student Housing NV	2,644	83,970
		3,881,178
China — 0.0%
Boshiwa International Holding Ltd.(d)	20,000	—

Denmark — 4.2%
ALK-Abello AS(a)	13,088	165,683
Security	Shares	Value

Denmark (continued)
Alm Brand A/S	86,416	$159,867
Ambu A/S, Class B(a)(c)	16,776	266,744
Bavarian Nordic A/S(a)	7,111	195,559
Better Collective A/S(a)	3,211	67,976
Cadeler AS(a)(c)	11,026	47,953
cBrain A/S	1,081	22,323
Chemometec A/S(a)	1,649	95,417
D/S Norden A/S	2,259	141,948
Dfds A/S	3,548	142,926
FLSmidth & Co. A/S(c)	5,249	207,379
GN Store Nord A/S(a)	13,257	353,907
H Lundbeck AS	28,529	151,050
H Lundbeck AS, Class A	6,788	34,118
ISS A/S	16,000	334,523
Jyske Bank A/S, Registered(a)	4,892	357,673
Matas A/S	3,585	45,104
Netcompany Group A/S(a)(b)	4,095	158,485
Nilfisk Holding A/S(a)	1,184	24,312
NKT A/S(a)	4,101	215,521
NTG Nordic Transport Group A/S, Class A(a)	793	42,192
Per Aarsleff Holding A/S	1,865	80,326
Ringkjoebing Landbobank A/S	2,717	382,144
Royal Unibrew A/S	5,066	452,820
Scandinavian Tobacco Group A/S, Class A(b)	5,691	111,157
Schouw & Co. A/S	1,279	108,891
SimCorp A/S	4,120	446,589
Solar A/S, Class B	563	46,059
Spar Nord Bank A/S	8,740	142,160
Sydbank AS	5,914	263,849
Topdanmark AS	4,562	240,827
Zealand Pharma A/S(a)	5,001	169,134
		5,674,616
Finland — 2.7%
Aktia Bank OYJ	5,564	55,976
Anora Group OYJ	4,031	23,559
Cargotec OYJ, Class B	3,927	217,004
Caverion OYJ	9,905	93,863
Citycon OYJ	8,098	61,190
Finnair OYJ(a)	68,423	40,062
F-Secure OYJ	12,210	39,343
Huhtamaki OYJ	9,715	350,187
Incap OYJ(c)	1,634	20,169
Kemira OYJ	10,998	192,924
Kempower OYJ(a)(c)	1,621	59,054
Kojamo OYJ	13,748	170,703
Konecranes OYJ	5,962	233,531
Marimekko OYJ	2,480	25,644
Metsa Board OYJ, Class B	17,701	127,639
Musti Group OYJ	3,346	69,332
Nokian Renkaat OYJ	13,157	128,180
Oriola OYJ, Class B	11,633	18,638
Outokumpu OYJ	36,977	201,583
Puuilo OYJ	5,047	39,010
QT Group OYJ(a)(c)	1,624	140,045
Revenio Group OYJ	2,462	92,579
Rovio Entertainment OYJ(b)	4,513	46,322
Sanoma OYJ	7,528	65,286
Talenom OYJ(c)	3,088	26,269
TietoEVRY OYJ	8,854	282,919
Tokmanni Group Corp.	5,133	70,298

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Uponor OYJ	5,613	$149,789
Valmet OYJ	16,773	567,460
YIT OYJ	13,779	35,670
		3,644,228
France — 7.3%
AB Science SA(a)(c)	2,821	19,898
ABC arbitrage	3,585	23,939
Air France-KLM(a)	116,528	201,846
AKWEL	897	13,311
ALD SA(b)(c)	14,354	172,921
Altarea SCA	407	53,280
Alten SA	2,980	506,624
Antin Infrastructure Partners SA	3,602	60,789
APERAM SA	4,867	180,456
Atos SE(a)	9,981	138,363
Aubay	774	38,015
Believe SA(a)	1,865	22,214
Beneteau SA	3,661	58,925
Boiron SA	442	19,433
Bonduelle SCA	1,243	15,699
Carmila SA	5,964	100,944
Casino Guichard Perrachon SA(a)(c)	4,623	39,341
CGG SA(a)	71,658	53,625
Chargeurs SA	1,638	26,905
Cie. des Alpes	1,912	30,325
Cie. Plastic Omnium SA	6,032	106,794
Coface SA	10,532	161,207
Derichebourg SA	9,491	58,695
Elior Group SA(a)(b)	13,598	47,313
Elis SA	19,724	391,794
Equasens	458	36,203
Eramet SA	1,029	100,232
Esker SA	542	82,514
Etablissements Maurel et Prom SA	5,880	22,445
Euroapi SA(a)	5,362	64,398
Eutelsat Communications SA	17,329	115,197
Faurecia SE(a)	16,052	333,301
Fnac Darty SA	1,716	64,699
Gaztransport Et Technigaz SA	2,612	279,330
ICADE	3,481	163,488
ID Logistics Group(a)	249	73,190
Imerys SA	3,507	144,167
Interparfums SA	1,917	152,273
IPSOS	4,034	218,726
JCDecaux SE(a)	6,452	142,834
Kaufman & Broad SA	1,347	43,828
Korian SA	7,371	63,953
LISI(c)	1,870	53,002
Maisons du Monde SA(b)	2,812	29,661
Manitou BF SA(c)	940	23,216
McPhy Energy SA(a)(c)	2,011	27,283
Mercialys SA	7,425	74,661
Mersen SA(c)	1,766	71,241
Metropole Television SA	2,763	44,608
Neoen SA(b)(c)	6,905	207,311
Nexans SA	2,413	207,621
Nexity SA	3,987	104,598
Orpea SA(a)(c)	5,345	15,804
Peugeot Invest	492	60,361
Pierre & Vacances SA, NVS(a)	13,830	25,359
Security	Shares	Value

France (continued)
Quadient SA	3,346	$66,512
Rexel SA	24,689	571,886
Rubis SCA	9,348	276,268
SCOR SE	15,409	398,571
Seche Environnement SA, NVS	229	26,192
SES SA	39,285	243,670
SES-Imagotag SA(a)	477	76,283
SMCP SA(a)(b)	4,134	36,600
Societe BIC SA	2,508	154,784
SOITEC(a)	2,703	399,244
Sopra Steria Group SACA	1,553	336,168
SPIE SA	13,162	410,826
Television Francaise 1	4,165	33,565
Trigano SA	893	116,335
Ubisoft Entertainment SA(a)	9,551	279,722
Vallourec SA(a)	13,749	157,058
Valneva SE(a)(c)	10,953	53,228
Verallia SA(b)	7,502	304,509
Vicat SA	1,745	50,909
Vilmorin & Cie SA	593	28,130
Virbac SA	438	149,612
Voltalia SA(a)(c)	3,936	59,839
Waga Energy SA(a)	477	12,525
Wavestone	786	40,417
		9,871,013
Germany — 8.8%
1&1 AG	4,315	50,353
Aareal Bank AG(a)	6,028	205,246
About You Holding SE(a)(c)	3,627	22,331
Adesso SE	319	47,829
ADVA Optical Networking SE(a)	1,820	40,109
AIXTRON SE	11,446	324,058
Amadeus Fire AG	591	87,110
Atoss Software AG	411	82,444
AURELIUS Equity Opportunities SE & Co. KGaA	2,729	50,510
Aurubis AG	3,158	296,275
Auto1 Group SE(a)(b)(c)	8,898	70,215
Basler AG	1,065	22,949
BayWa AG	1,373	58,791
Bertrandt AG	539	29,993
Bilfinger SE	3,067	132,689
Borussia Dortmund GmbH & Co. KGaA(a)	7,664	38,339
CANCOM SE	3,539	127,429
Ceconomy AG(a)	15,197	46,375
Cewe Stiftung & Co. KGaA	539	55,523
CompuGroup Medical SE & Co. KgaA	2,729	150,049
CropEnergies AG	2,499	28,942
CTS Eventim AG & Co. KGaA(a)	5,799	382,068
Datagroup SE	402	29,546
Dermapharm Holding SE	1,942	97,492
Deutsche Beteiligungs AG	1,490	47,090
Deutsche EuroShop AG	1,457	32,911
Deutsche Pfandbriefbank AG(b)	13,723	126,573
Deutz AG	11,744	78,065
DIC Asset AG	4,329	32,953
Draegerwerk AG & Co. KGaA	294	13,541
Duerr AG	5,247	182,055
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,544	79,853
Elmos Semiconductor SE	837	63,264
ElringKlinger AG	2,929	32,924

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Encavis AG(c)	12,227	$211,433
Energiekontor AG	638	51,121
Evotec SE(a)	14,315	262,915
Fielmann AG	2,609	135,155
flatexDEGIRO AG(a)	6,419	69,181
Fraport AG Frankfurt Airport Services Worldwide(a)(c)	3,776	203,365
Freenet AG	11,333	323,093
Gerresheimer AG	3,484	379,642
GFT Technologies SE	1,700	67,136
Global Fashion Group SA(a)	8,904	8,122
Grand City Properties SA	9,971	83,273
GRENKE AG(c)	2,873	103,040
Hamborner REIT AG	7,182	56,656
Hamburger Hafen und Logistik AG	2,560	35,328
Heidelberger Druckmaschinen AG(a)	25,094	52,021
Hensoldt AG	3,759	140,982
HOCHTIEF AG	2,744	229,696
Hornbach Holding AG & Co. KGaA	854	72,562
Hugo Boss AG	5,697	429,506
Hypoport SE(a)(c)	408	65,428
Indus Holding AG	1,961	58,083
Instone Real Estate Group SE(b)	5,016	40,133
Jenoptik AG	5,204	166,113
JOST Werke AG(b)	1,387	76,635
K+S AG, Registered	19,295	384,855
KION Group AG	7,355	305,031
Kloeckner & Co. SE	7,850	87,135
Krones AG	1,431	188,026
KWS Saat SE & Co. KGaA	1,202	77,937
LANXESS AG	8,245	335,957
MBB SE	229	20,879
Medios AG(a)(c)	1,454	29,179
METRO AG(a)	12,957	110,198
MorphoSys AG(a)(c)	3,381	71,017
Nagarro SE(a)(c)	842	90,661
Nordex SE(a)	13,791	166,087
Norma Group SE	3,290	78,263
OHB SE	491	17,466
PATRIZIA SE	4,678	50,290
Pfeiffer Vacuum Technology AG	343	57,258
PNE AG	3,442	56,208
ProSiebenSat.1 Media SE	17,596	158,016
PVA TePla AG(a)	1,916	41,029
Salzgitter AG(c)	3,061	121,368
Secunet Security Networks AG	157	34,672
SGL Carbon SE(a)	6,447	59,472
Siltronic AG	1,535	110,635
Sixt SE	1,384	171,712
SMA Solar Technology AG(a)	1,029	111,306
Software AG	5,181	177,002
Stabilus SE	2,478	161,944
Steico SE	540	26,896
Stratec SE	798	54,911
Stroeer SE & Co. KGaA	3,432	188,208
Suedzucker AG	7,283	147,124
SUSE SA(a)	4,234	80,045
Synlab AG	6,588	69,573
TAG Immobilien AG	17,431	149,260
Takkt AG	3,434	54,995
TeamViewer AG(a)(b)	14,027	258,879
Security	Shares	Value

Germany (continued)
thyssenkrupp AG	47,465	$341,568
Tonies SE, Class A(a)	5,071	30,545
TUI AG(a)(c)	42,859	274,468
Varta AG(c)	1,768	45,852
VERBIO Vereinigte BioEnergie AG	2,298	85,587
Vib Vermoegen AG	843	17,233
Vitesco Technologies Group AG(a)	1,991	136,346
Vossloh AG	844	38,716
Wacker Neuson SE	2,727	66,514
Wuestenrot & Wuerttembergische AG	2,254	41,007
		11,867,843
Guernsey — 0.1%
Shurgard Self Storage Ltd.	2,723	140,797

Hong Kong — 0.0%
Peace Mark Holdings Ltd.(d)	30,000	—

Ireland — 0.6%
C&C Group PLC(a)	40,785	80,269
Cairn Homes PLC(a)	66,064	74,543
Dalata Hotel Group PLC(a)	19,817	99,608
Glanbia PLC	19,238	291,746
Glenveagh Properties PLC(a)(b)	56,676	59,079
Greencore Group PLC(a)	52,307	56,369
Irish Residential Properties REIT PLC	46,613	53,046
Origin Enterprises PLC	11,909	51,900
Uniphar PLC(a)	23,454	78,307
		844,867
Israel — 0.0%
Tremor International Ltd.(a)(c)	9,027	25,163

Italy — 6.4%
A2A SpA	157,158	277,287
ACEA SpA	4,175	61,227
Anima Holding SpA(b)	23,310	96,863
Antares Vision SpA(a)	2,695	19,778
Arnoldo Mondadori Editore SpA	12,324	26,939
Ascopiave SpA	5,507	17,630
Autogrill SpA(a)(c)	19,577	143,402
Azimut Holding SpA	10,745	240,001
Banca Generali SpA	5,843	193,981
Banca IFIS SpA	2,945	49,460
Banca Mediolanum SpA	22,356	202,128
Banca Monte dei Paschi di Siena SpA(a)	44,152	101,792
Banca Popolare di Sondrio SPA	45,495	206,673
Banco BPM SpA	145,460	591,452
BFF Bank SpA(b)	15,901	153,018
Biesse SpA	1,280	19,556
Bio On SpA(c)(d)	801	—
BPER Banca	106,241	298,399
Brembo SpA	15,052	221,174
Brunello Cucinelli SpA	3,414	326,899
Buzzi Unicem SpA	9,817	244,108
Carel Industries SpA(b)	3,896	102,183
CIR SpA-Compagnie Industriali(a)	67,051	28,287
Credito Emiliano SpA	8,805	67,596
d’Amico International Shipping SA	44,071	19,618
Danieli & C Officine Meccaniche SpA	1,182	30,761
Datalogic SpA	2,182	18,119
De’ Longhi SpA	7,609	176,802

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Digital Bros. SpA(c)	509	$11,577
Digital Value SpA	343	25,071
doValue SpA(b)	5,844	41,033
El.En. SpA	4,528	58,478
Enav SpA(b)	27,702	130,184
ERG SpA	6,109	184,481
Esprinet SpA	2,945	26,092
Fila SpA	2,758	22,837
Fincantieri SpA(a)(c)	45,766	27,878
Gruppo MutuiOnline SpA	2,523	78,677
GVS SpA(a)(b)(c)	6,989	47,702
Hera SpA	83,645	260,408
Illimity Bank SpA(a)	6,028	42,535
Industrie De Nora SpA(a)	3,360	67,006
Interpump Group SpA	7,222	403,058
Iren SpA	73,211	158,211
Italgas SpA	49,064	320,362
Juventus Football Club SpA(a)	97,371	31,048
Leonardo SpA	41,060	489,308
LU-VE SpA, NVS	902	30,215
Maire Tecnimont SpA	15,685	67,315
MARR SpA	3,504	54,899
OVS SpA(b)	23,046	69,283
Pharmanutra SpA	377	20,923
Piaggio & C SpA	17,163	70,621
Pirelli & C SpA(b)	34,943	183,032
RAI Way SpA(b)	9,948	63,727
Reply SpA	2,271	264,577
Safilo Group SpA(a)	22,128	31,879
Saipem SpA(a)	109,873	168,076
Salcef SpA	2,406	56,145
Salvatore Ferragamo SpA	5,110	89,848
Sanlorenzo SpA/Ameglia	1,252	56,191
Saras SpA(a)	58,708	75,903
Seco SpA(a)(c)	4,116	21,139
Sesa SpA	791	96,944
SOL SpA	3,538	102,141
Tamburi Investment Partners SpA	10,864	103,750
Technogym SpA(b)	14,478	132,115
Technoprobe SpA(a)(c)	12,858	91,483
Tinexta SpA	2,222	45,306
Tod’s SpA(a)	1,064	44,974
Unipol Gruppo SpA	39,613	222,719
Webuild SpA(c)	38,941	83,731
Wiit SpA(c)	1,305	28,405
Zignago Vetro SpA	2,991	55,557
		8,691,977
Netherlands — 4.5%
Aalberts NV	9,982	461,025
Alfen Beheer BV(a)(b)	2,213	179,052
Allfunds Group PLC	25,781	171,032
AMG Advanced Metallurgical Group NV	2,817	105,172
Arcadis NV	7,253	299,614
Ariston Holding NV	8,820	100,731
ASR Nederland NV	15,122	665,105
B&S Group Sarl(b)	2,942	12,724
Basic-Fit NV(a)(b)(c)	5,276	223,739
BE Semiconductor Industries NV	7,395	665,651
Brunel International NV	2,170	29,346
Cementir Holding NV	5,298	44,426
Security	Shares	Value

Netherlands (continued)
CM.Com NV(a)(c)	1,357	$15,073
Corbion NV	5,978	188,196
CureVac NV(a)(c)	6,049	44,491
Ebusco Holding NV(a)(c)	1,435	14,141
Eurocommercial Properties NV	4,241	101,707
Fastned BV(a)(c)	540	19,275
Flow Trades Ltd., NVS	3,290	81,496
Fugro NV(a)	10,795	153,066
InPost SA(a)	22,709	243,732
Iveco Group NV(a)	20,644	185,750
Koninklijke BAM Groep NV	27,475	60,210
Koninklijke Vopak NV	7,009	267,803
Meltwater Holding BV(a)	12,750	20,754
MFE-MediaForEurope NV, Class A	65,821	31,112
MFE-MediaForEurope NV, Class B	30,024	22,120
NSI NV	1,994	45,811
Pharming Group NV(a)	66,593	75,118
PostNL NV	34,445	61,968
SBM Offshore NV	13,606	192,316
Shop Apotheke Europe NV(a)(b)	1,438	143,556
Signify NV(b)	13,003	434,254
Sligro Food Group NV	2,318	40,451
Technip Energies NV	13,538	300,351
TKH Group NV	4,087	197,859
TomTom NV(a)	7,111	60,968
Van Lanschot Kempen NV	3,039	92,373
Vastned Retail NV	1,127	25,675
Wereldhave NV	3,250	49,912
		6,127,155
Norway — 4.1%
Aker ASA, Class A	2,238	136,790
Aker Carbon Capture ASA(a)	32,047	32,879
Aker Horizons Holding AS(a)	23,090	18,231
Aker Solutions ASA	23,783	84,887
Atea ASA	8,453	116,122
Austevoll Seafood ASA	9,103	85,727
Bakkafrost P/F	5,069	369,566
Bewi ASA	4,582	18,015
Bonheur ASA	2,236	49,936
Borregaard ASA	9,069	151,746
BW Energy Ltd.(a)	10,402	27,986
BW LPG Ltd.(b)	8,490	68,594
BW Offshore Ltd.	18,743	50,015
Cool Co. Ltd.	1,340	16,513
Crayon Group Holding ASA(a)(b)	7,444	57,535
DNO ASA	48,850	48,869
Elkem ASA(b)	32,291	109,292
Elopak ASA	11,761	26,431
Entra ASA(b)	6,618	67,250
Europris ASA(b)	16,194	115,976
Flex LNG Ltd.	2,946	102,184
Frontline PLC, NVS(c)	13,384	207,634
Golden Ocean Group Ltd.	13,340	122,885
Grieg Seafood ASA	4,415	37,024
Hafnia Ltd.	12,201	66,190
Hexagon Composites ASA(a)	12,695	38,500
Hexagon Purus ASA(a)(c)	7,469	15,862
Hoegh Autoliners ASA	4,772	30,941
Kahoot! ASA(a)	27,667	72,227
Leroy Seafood Group ASA	26,878	141,533

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
MPC Container Ships AS	25,837	$42,400
NEL ASA(a)(c)	159,461	219,137
Nordic Semiconductor ASA(a)	16,369	177,243
Norske Skog ASA(a)(b)	7,651	34,013
Norwegian Air Shuttle ASA(a)	66,852	64,962
Nykode Therapeutics AS(a)(c)	9,861	23,864
Odfjell Drilling Ltd.(a)	9,130	21,317
PGS ASA(a)	87,667	63,534
Protector Forsikring ASA	6,359	92,329
REC Silicon ASA(a)(c)	27,404	41,220
Scatec ASA(b)	11,569	75,634
Schibsted ASA, Class A	7,456	132,380
Schibsted ASA, Class B	9,827	159,118
SpareBank 1 Nord Norge	9,871	89,369
SpareBank 1 Oestlandet	3,382	39,787
SpareBank 1 SMN	13,066	168,930
SpareBank 1 SR-Bank ASA	17,835	208,927
Stolt-Nielsen Ltd.	1,715	49,451
Storebrand ASA	47,297	364,921
Subsea 7 SA	24,182	276,412
TGS ASA	11,843	185,726
TOMRA Systems ASA	23,808	365,079
Veidekke ASA	10,784	124,060
Volue ASA(a)	4,509	7,616
Wallenius Wilhelmsen ASA	10,890	81,501
		5,596,270
Portugal — 0.6%
Altri SGPS SA	6,831	35,361
Banco Comercial Portugues SA, Class R(c)	846,429	217,569
Corticeira Amorim SGPS SA	4,199	47,380
CTT-Correios de Portugal SA	10,253	42,356
Greenvolt Energias Renovaveis SA(a)	5,705	38,772
Navigator Co. SA (The)	21,071	77,339
NOS SGPS SA	20,090	88,283
REN - Redes Energeticas Nacionais SGPS SA	39,972	116,079
Semapa-Sociedade de Investimento e Gestao	1,581	23,886
Sonae SGPS SA	91,096	103,881
		790,906
Singapore — 0.0%
Jurong Technologies Industrial Corp. Ltd.(d)	60,000	1

Spain — 3.7%
Acerinox SA	19,502	210,705
Almirall SA	7,267	74,392
Applus Services SA	13,547	113,660
Atresmedia Corp. de Medios de Comunicacion SA	8,509	34,027
Audax Renovables SA(a)(c)	13,401	16,113
Banco de Sabadell SA	568,584	592,576
Bankinter SA	67,848	401,200
Befesa SA(b)	4,039	181,847
Cia. de Distribucion Integral Logista Holdings SA	6,781	184,151
Cie. Automotive SA	4,977	150,079
Construcciones y Auxiliar de Ferrocarriles SA	1,862	57,784
Distribuidora Internacional de Alimentacion SA(a)	1,558,089	27,149
Ebro Foods SA	7,017	130,255
eDreams ODIGEO SA(a)	6,914	39,186
Ence Energia y Celulosa SA	14,230	55,740
Faes Farma SA	31,739	111,882
Fluidra SA	9,802	167,909
Gestamp Automocion SA(b)	16,828	72,762
Security	Shares	Value

Spain (continued)
Global Dominion Access SA(b)	8,152	$34,044
Grenergy Renovables SA(a)(c)	1,259	36,854
Indra Sistemas SA	14,330	189,741
Inmobiliaria Colonial SOCIMI SA	29,631	189,415
Laboratorios Farmaceuticos Rovi SA	1,887	83,478
Lar Espana Real Estate SOCIMI SA	5,208	29,439
Linea Directa Aseguradora SA Cia de Seguros
y Reaseguros	67,915	62,677
Mapfre SA	92,960	186,211
Mediaset Espana Comunicacion SA(a)	6,008	19,980
Melia Hotels International SA(a)	11,858	76,564
Merlin Properties SOCIMI SA	33,140	293,017
Miquel y Costas & Miquel SA	1,627	21,836
Neinor Homes SA(b)	2,721	27,576
Opdenergy Holdings SA, NVS(a)(c)	4,441	18,473
Pharma Mar SA	1,486	61,691
Prosegur Cash SA(b)	29,632	20,472
Prosegur Cia. de Seguridad SA	21,034	40,353
Sacyr SA	41,064	135,871
Solaria Energia y Medio Ambiente SA(a)	7,523	118,688
Soltec Power Holdings SA(a)	3,565	20,391
Talgo SA(b)	7,532	26,204
Tecnicas Reunidas SA(a)(c)	3,283	30,462
Unicaja Banco SA(b)	147,058	149,247
Vidrala SA	1,993	209,221
Viscofan SA	4,029	276,175
		4,979,497
Sweden — 11.4%
AAK AB	18,386	370,535
AcadeMedia AB(b)	8,233	41,787
AddLife AB	11,429	135,429
AddTech AB, Class B	26,090	522,901
AFRY AB	9,413	176,954
Alimak Group AB(b)	6,736	49,723
Alleima AB, NVS(a)	21,293	109,307
Ambea AB(b)	7,074	26,902
Arjo AB, Class B	22,063	97,875
Atrium Ljungberg AB, Class B	4,683	87,093
Attendo AB(a)(b)	10,851	38,462
Avanza Bank Holding AB	12,629	268,711
Axfood AB	10,976	272,393
Beijer Alma AB	4,670	106,186
Beijer Ref AB	33,450	547,163
Betsson AB	11,432	123,405
BICO Group AB, Class B(a)(c)	4,550	27,291
Bilia AB, Class A	6,742	76,088
Billerud AB	22,699	218,006
BioArctic AB(a)(b)(c)	3,406	87,986
BioGaia AB	9,136	90,691
Biotage AB	6,643	82,636
BoneSupport Holding AB(a)(b)	5,565	55,677
Boozt AB(a)(b)	5,214	60,402
Bravida Holding AB(b)	20,373	248,036
Bufab AB	2,605	86,407
Bure Equity AB	5,648	144,411
Calliditas Therapeutics AB, Class B(a)(c)	3,312	40,266
Camurus AB(a)	3,095	70,461
Castellum AB(c)	26,148	317,858
Catena AB	3,314	127,126
Cellavision AB	1,539	26,263

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Cibus Nordic Real Estate AB	4,616	$49,373
Cint Group AB(a)(c)	15,103	23,753
Clas Ohlson AB, Class B	3,898	29,429
Cloetta AB, Class B	21,226	44,932
Collector Bank AB(a)	6,174	19,627
Coor Service Management Holding AB(b)	9,282	60,388
Corem Property Group AB, Class B	54,765	43,460
Creades AB, Class A	5,748	47,723
Dios Fastigheter AB	8,879	63,365
Dometic Group AB(b)	32,083	229,959
Duni AB(a)	3,286	35,888
Dustin Group AB(a)(b)	7,694	26,475
Electrolux Professional AB, Class B	24,171	140,895
Elekta AB, Class B	37,026	311,322
Engcon AB(a)	4,079	35,848
Fabege AB	26,914	215,842
Fortnox AB	49,560	341,614
GARO AB	3,204	25,453
Granges AB	10,548	104,912
Hemnet Group AB	8,215	134,580
Hexatronic Group AB	16,516	139,704
Hexpol AB	26,724	314,964
HMS Networks AB	2,879	133,933
Hufvudstaden AB, Class A	11,286	160,937
Implantica AG, SDR(a)	3,359	6,315
Instalco AB	18,931	99,509
Intrum AB	7,372	66,737
Investment AB Oresund	2,968	35,578
INVISIO AB	4,190	86,079
Inwido AB	6,045	63,523
JM AB	5,063	81,280
Kambi Group PLC, Class B(a)	2,451	40,981
K-Fast Holding AB(a)(c)	5,468	11,031
Kindred Group PLC	23,348	287,347
KNOW IT AB	2,558	59,279
Lindab International AB	7,339	117,537
Loomis AB	7,617	243,811
Medicover AB	6,444	106,249
MEKO AB	3,952	48,461
Millicom International Cellular SA, SDR(a)	17,345	311,105
MIPS AB	2,688	145,349
Modern Times Group MTG AB, Class B	8,904	71,581
Munters Group AB(b)	13,207	129,634
Mycronic AB	7,465	158,653
NCC AB, Class B	8,513	84,654
New Wave Group AB, Class B	4,263	86,096
Nobia AB(a)	12,447	18,151
Nolato AB, Class B	20,499	113,730
Nordnet AB publ	13,853	217,789
Note AB(a)(c)	1,690	37,855
NP3 Fastigheter AB	2,727	52,492
Nyfosa AB	16,469	112,860
Orron Energy AB	20,043	23,387
OX2 AB(a)	7,945	61,419
Pandox AB	9,315	110,992
Paradox Interactive AB(c)	3,088	75,882
Peab AB, Class B	18,632	98,565
Platzer Fastigheter Holding AB, Class B	5,948	50,112
PowerCell Sweden AB(a)(c)	4,535	38,495
Ratos AB, Class B	21,151	73,110
Security	Shares	Value

Sweden (continued)
Resurs Holding AB(b)	12,352	$23,506
Rvrc Holding AB	3,842	11,483
Saab AB, Class B	7,425	416,908
Samhallsbyggnadsbolaget i Norden AB(c)	107,031	125,901
Samhallsbyggnadsbolaget i Norden AB, Class D(c)	16,814	25,472
Scandic Hotels Group AB(a)(b)(c)	16,172	57,861
Sdiptech AB, Class B(a)	3,187	73,641
Sectra AB, NVS	13,590	214,590
Sinch AB(a)(b)(c)	54,704	145,199
SkiStar AB	4,150	53,431
SSAB AB, Class A	22,619	160,637
SSAB AB, Class B	65,751	444,416
Stillfront Group AB(a)	47,625	101,470
Storskogen Group AB	136,568	124,475
Surgical Science Sweden AB(a)	3,199	58,392
Svolder AB	9,277	56,032
Sweco AB, Class B	21,905	293,655
SwedenCare AB	8,330	26,529
Synsam AB	4,377	17,691
Thule Group AB(b)	10,466	302,714
Trelleborg AB, Class B	24,483	615,211
Troax Group AB	4,082	92,517
Truecaller AB(a)(c)	19,657	58,771
Vestum AB(a)(c)	14,701	19,107
Viaplay Group AB, Class B(a)	7,401	189,118
Vimian Group AB(a)(c)	16,524	59,908
Vitec Software Group AB, Class B	3,139	165,343
Vitrolife AB	6,155	138,578
Volati AB	2,402	23,985
Wallenstam AB, Class B	35,464	140,724
Wihlborgs Fastigheter AB	27,625	223,291
XANO Industri AB, Class B	1,494	13,388
Xvivo Perfusion AB(a)	2,353	70,243
		15,438,622
Switzerland — 9.2%
Accelleron Industries AG, NVS(a)	7,630	188,192
Allreal Holding AG, Registered	1,496	265,479
ALSO Holding AG, Registered	652	139,769
Arbonia AG	5,145	63,002
Aryzta AG(a)	94,432	167,783
Autoneum Holding AG(a)	270	41,036
Basilea Pharmaceutica AG, Registered(a)	1,178	57,088
Belimo Holding AG, Registered	993	479,250
Bell Food Group AG, Registered	223	70,814
Bossard Holding AG, Class A, Registered	577	141,505
Bucher Industries AG, Registered	678	305,334
Burckhardt Compression Holding AG	314	193,891
Burkhalter Holding AG	644	69,204
Bystronic AG, Registered	139	100,332
Cembra Money Bank AG	3,060	245,737
Coltene Holding AG, Registered	246	20,048
Comet Holding AG, Registered	785	189,748
COSMO Pharmaceuticals NV	883	53,246
Daetwyler Holding AG, Bearer	757	191,550
DKSH Holding AG	3,614	287,858
dormakaba Holding AG	294	131,705
Dottikon Es Holding AG(a)	288	75,209
Dufry AG, Registered(a)	7,323	338,537
EFG International AG	9,592	92,307
Emmi AG, Registered	213	221,670

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Flughafen Zurich AG, Registered	2,013	$387,439
Forbo Holding AG, Registered	90	132,486
Galenica AG(b)	5,060	453,471
Georg Fischer Ltd.	8,259	602,245
Gurit Holding AG(a)	363	36,590
Helvetia Holding AG, Registered	3,760	562,467
Huber + Suhner AG, Registered	1,630	134,262
Idorsia Ltd.(a)(c)	11,531	111,441
Implenia AG, Registered	1,350	60,922
Inficon Holding AG, Registered	174	189,439
Interroll Holding AG, Registered	65	237,242
Intershop Holding AG	116	81,454
Kardex Holding AG, Registered	635	145,117
Komax Holding AG, Registered	394	104,435
Landis+Gyr Group AG	2,170	179,780
LEM Holding SA, Registered	57	125,753
Leonteq AG	983	53,334
Medacta Group SA(b)	687	92,337
Medartis Holding AG(a)(b)	392	32,845
Medmix AG(b)	2,450	58,135
Metall Zug AG, Class B, Registered	20	41,282
Meyer Burger Technology AG(a)	330,622	212,951
Mobilezone Holding AG, Registered	4,215	64,504
Mobimo Holding AG, Registered	736	197,386
Montana Aerospace AG(a)(b)	2,352	42,627
OC Oerlikon Corp. AG, Registered	19,026	106,533
Orior AG	638	59,558
Peach Property Group AG(c)	948	14,810
PolyPeptide Group AG(b)	1,539	38,615
PSP Swiss Property AG, Registered	4,644	546,883
Rieter Holding AG, Registered	225	24,503
Schweiter Technologies AG, NVS	103	82,195
Sensirion Holding AG(a)(b)	933	101,227
SFS Group AG	1,954	255,330
Siegfried Holding AG, Registered	400	308,283
SKAN Group AG	897	86,504
Softwareone Holding AG	9,584	144,570
St. Galler Kantonalbank AG, Class A, Registered	305	171,791
Stadler Rail AG	5,051	209,914
Sulzer AG, Registered	1,899	159,131
Swissquote Group Holding SA, Registered	1,001	214,287
Tecan Group AG, Registered	1,284	559,532
Trifork Holding AG	1,249	29,690
TX Group AG	268	31,216
u-blox Holding AG	661	79,680
Untrade Real Gold Mining(d)	27,000	—
Valiant Holding AG, Registered	1,591	184,922
Vetropack Holding AG, Registered	1,177	60,967
Vontobel Holding AG, Registered	2,842	190,359
V-ZUG Holding AG(a)	251	22,970
Ypsomed Holding AG, Registered	407	94,616
Zehnder Group AG, Registered	1,012	82,661
Zur Rose Group AG(a)(c)	1,163	50,886
		12,381,871
United Kingdom — 29.8%
888 Holdings PLC(a)	41,016	41,439
Advanced Medical Solutions Group PLC	22,609	69,614
AG Barr PLC	9,585	60,591
Airtel Africa PLC(b)	93,399	140,988
AJ Bell PLC	31,340	128,479
Security	Shares	Value

United Kingdom (continued)
Alliance Pharma PLC(c)	50,046	$40,064
Alpha Financial Markets Consulting PLC	11,404	66,644
Alpha FX Group PLC	3,159	86,151
Alphawave IP Group PLC(a)	29,849	38,133
AO World PLC(a)	44,367	43,043
Ascential PLC(a)	44,767	143,578
Ashmore Group PLC	47,001	144,067
ASOS PLC(a)(c)	6,789	63,184
Assura PLC	300,693	192,349
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	40,893	124,500
Atalaya Mining PLC	10,847	45,122
Auction Technology Group PLC(a)	9,338	82,266
Avon Protection PLC	3,088	38,537
B&M European Value Retail SA	95,521	576,655
Babcock International Group PLC(a)	24,814	99,192
Balanced Commercial Property Trust Ltd.	70,429	72,931
Balfour Beatty PLC	59,661	287,170
Bank of Georgia Group PLC	3,649	135,742
Beazley PLC	67,356	505,336
Bellway PLC	12,446	377,356
Big Yellow Group PLC	17,855	274,841
Bodycote PLC	19,171	166,363
boohoo Group PLC(a)	99,362	61,645
Borr Drilling Ltd.(a)	19,772	136,954
Breedon Group PLC	153,910	132,884
Bridgepoint Group PLC(b)	24,720	75,081
Britvic PLC	26,532	305,027
Burford Capital Ltd.	18,739	246,494
Bytes Technology Group PLC	22,050	115,224
Capita PLC(a)	165,548	72,277
Capital & Counties Properties PLC	135,367	200,404
Capricorn Energy PLC(a)	31,709	87,432
Carnival PLC(a)	14,403	118,940
Centamin PLC	117,315	152,261
Central Asia Metals PLC	18,206	47,019
Centrica PLC	594,171	853,794
Ceres Power Holdings PLC(a)(c)	13,134	57,857
Chemring Group PLC	27,798	99,504
Civitas Social Housing PLC	59,536	39,880
Clarkson PLC	2,809	109,437
Close Brothers Group PLC	15,100	172,594
CLS Holdings PLC	17,885	30,479
CMC Markets PLC(b)	12,740	29,428
Coats Group PLC	160,007	157,251
Computacenter PLC	8,713	252,598
ConvaTec Group PLC(b)	165,574	457,741
Craneware PLC(c)	2,714	46,046
Cranswick PLC	5,425	219,383
Crest Nicholson Holdings PLC	25,065	84,696
Currys PLC	110,314	79,276
Custodian Reit PLC	44,852	53,268
CVS Group PLC	7,129	189,992
Darktrace PLC(a)	32,360	114,112
Dechra Pharmaceuticals PLC	11,528	541,136
Deliveroo PLC(a)(b)	89,838	123,517
Derwent London PLC	10,167	306,942
Diploma PLC	12,648	428,600
Direct Line Insurance Group PLC	132,280	285,916
DiscoverIE Group PLC	9,559	101,512
Diversified Energy Co. PLC	86,403	102,832

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Domino’s Pizza Group PLC	38,820	$143,621
Dowlais Group PLC(a)	136,200	226,971
Dr. Martens PLC	60,199	125,508
Draper Esprit PLC(a)	13,786	48,477
Drax Group PLC	40,557	320,907
DS Smith PLC	139,503	544,656
Dunelm Group PLC	11,277	162,415
easyJet PLC(a)	30,649	192,288
Elementis PLC(a)	60,826	96,013
EMIS Group PLC	5,767	118,282
Empiric Student Property PLC	59,174	68,715
Energean PLC	12,702	197,625
EnQuest PLC(a)	146,788	30,819
Ergomed PLC(a)	4,055	54,451
Essentra PLC	31,152	80,995
FD Technologies PLC(a)	2,476	58,685
Ferrexpo PLC	28,726	39,059
Fevertree Drinks PLC	10,444	177,982
Finablr PLC(a)(b)(d)	20,497	—
Firstgroup PLC	76,883	108,438
Forterra PLC(b)	21,716	52,782
Frasers Group PLC(a)	16,726	161,634
Future PLC	11,781	167,170
Games Workshop Group PLC	3,332	415,894
Gamma Communications PLC	8,351	122,444
GB Group PLC	23,822	97,396
Genel Energy PLC	14,896	20,817
Genuit Group PLC	25,461	96,154
Genus PLC	6,629	224,129
Grafton Group PLC	21,635	235,974
Grainger PLC	75,331	244,822
Great Portland Estates PLC	21,957	147,217
Greatland Gold PLC(a)	446,932	45,159
Greggs PLC	10,354	367,732
Gulf Keystone Petroleum Ltd.	21,391	36,507
Halfords Group PLC	21,769	57,507
Hammerson PLC	405,392	142,959
Harbour Energy PLC	42,824	133,217
Hays PLC	161,912	232,288
Helical PLC	10,780	40,643
Helios Towers PLC(a)	75,364	98,509
Hill & Smith PLC	7,989	138,206
Hiscox Ltd.	35,037	521,461
Hochschild Mining PLC	33,529	30,294
Home Reit PLC(d)	61,201	25,948
Howden Joinery Group PLC	56,238	484,793
Hunting PLC	14,610	42,965
Ibstock PLC(b)	40,194	85,722
IG Group Holdings PLC	40,004	369,298
IMI PLC	26,449	530,669
Impact Healthcare Reit PLC	34,752	42,801
Impax Asset Management Group PLC(c)	8,940	88,377
Inchcape PLC	37,949	386,338
Indivior PLC, NVS(a)	13,781	264,509
IntegraFin Holdings PLC	30,065	102,849
Intermediate Capital Group PLC	29,313	481,315
International Distributions Services PLC	77,472	246,646
Investec PLC	70,660	393,897
IP Group PLC	101,529	71,837
ITM Power PLC(a)(c)	45,765	45,040
Security	Shares	Value

United Kingdom (continued)
ITV PLC	364,538	$371,033
IWG PLC(a)	76,718	163,848
J D Wetherspoon PLC(a)	9,364	83,907
JET2 PLC	16,268	251,245
John Wood Group PLC(a)	69,361	196,810
Johnson Service Group PLC	43,318	66,199
JTC PLC(b)	13,410	133,771
Judges Scientific PLC	560	69,956
Jupiter Fund Management PLC	45,160	73,911
Just Group PLC	106,515	118,201
Kainos Group PLC	8,200	127,972
Kape Technologies PLC(a)	17,117	61,739
Keller Group PLC	7,308	61,351
Keywords Studios PLC	7,474	254,257
Kier Group PLC(a)	43,276	41,715
Lancashire Holdings Ltd.	24,527	189,050
Learning Technologies Group PLC	58,179	82,256
Liontrust Asset Management PLC	6,686	72,407
LondonMetric Property PLC	94,543	229,290
LXI REIT PLC	163,048	216,265
Man Group PLC/Jersey	128,703	368,086
Marks & Spencer Group PLC(a)	197,896	409,466
Marlowe PLC(a)	7,923	50,184
Marshalls PLC	22,344	84,411
Mediclinic International PLC	40,873	256,219
Melrose Industries PLC	136,200	701,579
Mitchells & Butlers PLC(a)	26,621	58,536
Mitie Group PLC	139,655	161,683
Moneysupermarket.com Group PLC	53,901	186,128
Moonpig Group PLC(a)	21,633	37,203
Morgan Advanced Materials PLC	29,318	113,340
Morgan Sindall Group PLC	4,224	90,093
National Express Group PLC	51,012	77,962
NCC Group PLC	30,286	40,879
Network International Holdings PLC(a)(b)	49,981	243,214
Next Fifteen Communications Group PLC	8,501	89,956
Ninety One PLC	41,536	94,535
OSB Group PLC	43,327	271,285
Oxford Biomedica PLC(a)	7,743	42,253
Oxford Instruments PLC	5,560	192,856
Oxford Nanopore Technologies PLC(a)	33,793	97,504
Pagegroup PLC	33,099	188,894
Pan African Resources PLC	168,321	37,343
Pantheon Resources PLC(a)(c)	73,323	17,204
Paragon Banking Group PLC	23,421	147,908
Patisserie Holdings PLC, NVS(d)	7,527	—
Penno Group PLC	26,122	282,500
Petrofac Ltd.(a)(c)	45,001	40,409
Pets at Home Group PLC	49,426	239,784
Picton Property Income Ltd. (The)	55,539	53,296
Playtech PLC(a)	23,244	168,727
Plus500 Ltd.	9,371	196,087
Polar Capital Holdings PLC	7,352	45,182
Premier Foods PLC	63,461	100,012
Primary Health Properties PLC	126,458	169,636
Provident Financial PLC	23,689	66,985
PRS REIT PLC (The)	55,469	60,091
PZ Cussons PLC	23,886	60,188
QinetiQ Group PLC	58,049	271,238
Quilter PLC(b)	136,866	146,515

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Rank Group PLC(a)	19,832	$24,032
Rathbones Group PLC	5,983	147,139
Reach PLC	28,865	30,653
Redde Northgate PLC	21,667	102,385
Redrow PLC	28,631	186,662
Regional REIT Ltd.(b)	40,901	28,528
Renewi PLC(a)	7,775	58,749
Renishaw PLC	3,655	165,790
Restore PLC(c)	12,182	44,858
RHI Magnesita NV	2,682	76,232
Rightmove PLC	83,392	603,598
Rotork PLC	86,262	355,510
RS GROUP PLC	47,870	555,390
RWS Holdings PLC	31,444	100,690
S4 Capital PLC(a)	37,876	69,630
Safestore Holdings PLC	21,315	265,698
Savills PLC	14,729	178,309
Serco Group PLC	119,168	227,792
Serica Energy PLC	20,908	62,494
SIG PLC(a)	66,849	37,453
Sirius Real Estate Ltd.	119,200	120,668
Smart Metering Systems PLC	12,901	128,572
Softcat PLC	13,216	222,673
SolGold PLC(a)	152,291	36,464
Spectris PLC	10,575	500,807
Spire Healthcare Group PLC(a)(b)	27,835	79,933
Spirent Communications PLC	61,222	139,196
SSP Group PLC(a)	80,772	261,693
SThree PLC	13,338	70,654
Supermarket Income Reit PLC	125,524	138,125
Synthomer PLC	36,260	54,636
Target Healthcare REIT PLC	60,073	58,284
Tate & Lyle PLC	40,772	418,070
TBC Bank Group PLC	4,080	120,754
Team17 Group PLC(a)	10,935	49,748
Telecom Plus PLC	6,453	146,463
THG PLC(a)	79,222	99,943
TI Fluid Systems PLC(b)	36,223	48,164
TORM PLC, Class A	2,952	92,396
TP ICAP Group PLC	79,048	168,983
Trainline PLC(a)(b)	48,151	150,921
Travis Perkins PLC	21,430	258,631
Tritax Big Box REIT PLC	187,010	365,372
Trustpilot Group PLC(a)(b)	22,914	25,443
Tullow Oil PLC(a)(c)	118,269	41,520
Tyman PLC	20,739	64,247
UK Commercial Property REIT Ltd.	82,418	55,641
UNITE Group PLC (The)	34,219	412,896
Urban Logistics REIT PLC	48,939	86,967
Vesuvius PLC	22,297	113,804
Victoria PLC(a)(c)	6,382	41,787
Victrex PLC	8,845	186,904
Virgin Money UK PLC	126,144	247,923
Vistry Group PLC	34,872	343,727
Volex PLC	12,352	39,662
Volution Group PLC	19,612	106,822
Warehouse REIT PLC	40,033	55,041
Watches of Switzerland Group PLC(a)(b)	23,914	249,898
Weir Group PLC (The)	26,110	604,273
WH Smith PLC	13,309	263,998
Security	Shares	Value

United Kingdom (continued)
Wickes Group PLC	25,186	$42,668
Wincanton PLC	12,116	32,738
Workspace Group PLC	14,273	85,634
XP Power Ltd.(c)	1,902	52,946
Yellow Cake PLC(a)(b)	18,014	85,182
YouGov PLC	10,690	114,195
Young & Co’s Brewery PLC, Series A	2,182	31,399
		40,286,205
Total Common Stocks — 98.3%
(Cost: $175,469,814)		133,017,780

Preferred Stocks

Germany — 0.6%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	901	50,702
Einhell Germany AG, Preference Shares, NVS	181	31,313
Fuchs Petrolub SE, Preference Shares, NVS	7,088	280,025
Jungheinrich AG, Preference Shares, NVS	4,871	188,799
Schaeffler AG, Preference Shares, NVS	12,812	93,073
Sixt SE, Preference Shares, NVS	1,685	134,248
STO SE & Co. KGaA, Preference Shares, NVS	245	47,758
		825,918
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	4,007	82,067

Total Preferred Stocks — 0.7%
(Cost: $950,672)		907,985

Rights

France — 0.0%
Mersen SA, (Expires 05/30/23, Strike Price Euro 28.00)(c)	1,766	2,869

Spain — 0.0%
Faes Farma SA, (Expires 05/10/23)(a)(d)	31,739	4,267
Tecnicas Reunidas SA, (Expires 05/11/23, Strike Price Euro 6.15)(d)	3,283	3,534
		7,801
Total Rights — 0.0%
(Cost: $4,111)		10,670

Warrants

Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(c)	5,910	—

Total Warrants — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.0%
(Cost: $176,424,597)		133,936,435

Short-Term Securities

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	5,628,529	5,630,218

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	40,000	$40,000

Total Short-Term Securities — 4.2%
(Cost: $5,669,182)		5,670,218

Total Investments — 103.2%
(Cost: $182,093,779)		139,606,653

Liabilities in Excess of Other Assets — (3.2)%		(4,383,194)

Net Assets — 100.0%		$135,223,459

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,948,756	$678,921	(a)	$—	$1,073	$1,468	$5,630,218	5,628,529	$145,484	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	10,000	(a)	—	—	—	40,000	40,000	953		—
					$1,073	$1,468	$5,670,218		$146,437		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	20	06/16/23	$954	$22,913
FTSE 100 Index	3	06/16/23	296	12,545
				$35,458

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$14,881,003	$118,110,828	$25,949	$133,017,780
Preferred Stocks	31,313	876,672	—	907,985
Rights	—	2,869	7,801	10,670
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	5,670,218	—	—	5,670,218
	$20,582,534	$118,990,369	$33,750	$139,606,653
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$35,458	$—	$35,458

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt